Earnings Per Share (Details) - Schedule of basic and diluted earnings per share - Predecessor [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended	23 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Nov. 26, 2021
Angel Founder Units [Member]
Numerator:
Net Income		$ 14,396	$ 10,985
Less:
Income Distributions		15,449	12,373
Undistributed net income (loss)		(1,053)	(1,388)
Allocation of undistributed net income (loss)		(624)	(738)
Actual Distributions by Unit class		5,866	6,583
Net income allocation		$ 5,242	$ 5,845
Denominator:
Weighted averaged units - basic (in Shares)	110,000	110,000	110,000
Weighted averaged units - diluted (in Shares)	110,000	110,000	110,000
Earnings per unit - basic (in Dollars per share)	$ 13.5	$ 47.65	$ 53.13
Earnings per unit - diluted (in Dollars per share)		$ 47.65	$ 53.13
Series A Units [Member]
Numerator:
Net Income
Less:
Income Distributions
Undistributed net income (loss)
Allocation of undistributed net income (loss)		(242)	(287)
Actual Distributions by Unit class		6,971	2,559
Net income allocation		$ 6,729	$ 2,272
Denominator:
Weighted averaged units - basic (in Shares)	42,761	42,761	42,761
Weighted averaged units - diluted (in Shares)	42,761	42,761	42,761
Earnings per unit - basic (in Dollars per share)	$ 13.5	$ 157.36	$ 53.13
Earnings per unit - diluted (in Dollars per share)		$ 157.36	$ 53.13
Series R Units [Member]
Numerator:
Net Income
Less:
Income Distributions
Undistributed net income (loss)
Allocation of undistributed net income (loss)		(187)	(363)
Actual Distributions by Unit class		2,612	3,231
Net income allocation		$ 2,425	$ 2,868
Denominator:
Weighted averaged units - basic (in Shares)	54,000	54,000	54,000
Weighted averaged units - diluted (in Shares)	54,000	54,000	54,000
Earnings per unit - basic (in Dollars per share)	$ 13.5	$ 44.91	$ 53.13
Earnings per unit - diluted (in Dollars per share)		$ 44.91	$ 53.13